Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flow Supplemental Disclosures [Line Items]
Interest paid	$ 10,115	$ 3,505	$ 913
Income taxes net of refunds	188,443	105,736	124,984
Makdad Industrial Supply Co., Inc [Member]
Cash Flow Supplemental Disclosures [Line Items]
Business combination shares issued	0	0	997
Acme Refrigeration of Baton Rouge LLC [Member]
Cash Flow Supplemental Disclosures [Line Items]
Business combination shares issued	0	0	2,551
Gateway Supply Company, Inc. [Member]
Cash Flow Supplemental Disclosures [Line Items]
Business combination shares issued	$ 101,645	$ 0	$ 0